Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expenses
Taxes	$ (63,389)	$ (37,013)	$ (45,250)
Salaries and social security contributions	(46,123)	(33,038)	(32,310)
Services and fees	(45,313)	(39,691)	(44,836)
Office expenses	(8,827)	(4,870)	(3,685)
Amortization and depreciation	(7,353)	(6,303)	(7,337)
Advertising	(6,499)	(1,547)	(1,652)
Insurance	(2,669)	(2,810)	(2,359)
Maintenance expenses	(2,479)	(2,130)	(1,892)
Bad debts	(8,883)	(4,985)	(13,443)
Bad debts recovery	4,440	3,439	18,203
Other	(11,013)	(9,721)	(6,794)
Selling, general and administrative expenses	(198,108)	(138,669)	(141,355)
Depreciation of leases	$ 776	$ 739	$ 901